Fees Summary	Sep. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,942,000
Previously Paid Amount	0.00
Total Fee Amount	756.62
Total Offset Amount	0.00
Net Fee	756.62
Narrative - Max Aggregate Offering Price	$ 4,942,000
Final Prospectus	true